INTANGIBLE ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		¥ 12,879,365	¥ 10,637,633
Additions		1,155,386	103,304	¥ 285,167
Acquisition of a subsidiary			1,893,300
Disposal			(168)
Disposal of subsidiaries		(9)
Amortization		(338,938)	(295,901)	(275,877)
Transfer from property, plant and equipment		(63,370)	525,216
Impairment losses		(1,448)		(8,134)
Currency translation differences		5,286	15,981
Intangible assets and goodwill at end of period	$ 1,977,141	13,764,460	12,879,365	10,637,633
Goodwill
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		3,510,633	2,345,930
Acquisition of a subsidiary			1,163,949
Currency translation differences		259	754
Intangible assets and goodwill at end of period		3,510,892	3,510,633	2,345,930
Mining rights and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		7,682,383	7,066,428
Additions		467,640	98,995
Acquisition of a subsidiary			728,066
Amortization		(294,766)	(265,108)
Transfer from property, plant and equipment			41,148
Reclassification		115,871	7,072
Currency translation differences		1,783	5,782
Intangible assets and goodwill at end of period		7,972,911	7,682,383	7,066,428
Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		1,113,959	1,111,586
Reclassification		(115,871)	(7,072)
Currency translation differences		3,244	9,445
Intangible assets and goodwill at end of period		1,001,332	1,113,959	1,111,586
Computer software, Electrolytic aluminium production quota and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		572,390	113,689
Additions		687,746	4,309
Acquisition of a subsidiary			1,285
Disposal			(168)
Disposal of subsidiaries		(9)
Amortization		(44,172)	(30,793)
Transfer from property, plant and equipment		(63,370)	484,068
Intangible assets and goodwill at end of period		1,279,325	572,390	¥ 113,689
Cost
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		14,943,750
Intangible assets and goodwill at end of period		16,168,939	14,943,750
Cost | Goodwill
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		3,510,633
Intangible assets and goodwill at end of period		3,510,892	3,510,633
Cost | Mining rights and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		9,430,183
Intangible assets and goodwill at end of period		10,016,634	9,430,183
Cost | Mineral exploration rights
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		1,113,959
Intangible assets and goodwill at end of period		1,001,332	1,113,959
Cost | Computer software, Electrolytic aluminium production quota and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		888,975
Intangible assets and goodwill at end of period		1,640,081	888,975
Accumulated amortization and impairment
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(2,064,385)
Intangible assets and goodwill at end of period		(2,404,479)	(2,064,385)
Accumulated amortization and impairment | Mining rights and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(1,747,800)
Intangible assets and goodwill at end of period		(2,043,723)	(1,747,800)
Accumulated amortization and impairment | Computer software, Electrolytic aluminium production quota and others
Reconciliation of changes in intangible assets and goodwill
Intangible assets and goodwill at beginning of period		(316,585)
Intangible assets and goodwill at end of period		¥ (360,756)	¥ (316,585)